Derivatives (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	R$ 34,156	R$ 15,447
Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	28,988	11,882
Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	280	196
Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	4,888	3,369
Investment grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,944	516
Below Investment grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	32,212	14,931
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	18,534	7,291
Not later than one year [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	17,195	6,144
Not later than one year [member] | Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	91	33
Not later than one year [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,248	1,114
Not later than one year [member] | Investment grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	218	194
Not later than one year [member] | Below Investment grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	18,316	7,097
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	6,368	3,566
Later than one year and not later than three years [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	4,543	1,792
Later than one year and not later than three years [member] | Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	73	102
Later than one year and not later than three years [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,752	1,672
Later than one year and not later than three years [member] | Investment grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	850	253
Later than one year and not later than three years [member] | Below Investment grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	5,518	3,313
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	9,176	4,590
Later than three years and not later than five years [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	7,172	3,946
Later than three years and not later than five years [member] | Government Abroad [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	116	61
Later than three years and not later than five years [member] | Private Entities [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	1,888	583
Later than three years and not later than five years [member] | Investment grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	876	69
Later than three years and not later than five years [member] | Below Investment grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	8,300	4,521
Later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	78
Later than five years [member] | Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	78
Later than five years [member] | Below Investment grade [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	78
Credit default swaps [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	18,156	9,837
Credit default swaps [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	2,534	1,681
Credit default swaps [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	6,368	3,566
Credit default swaps [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	9,176	4,590
Credit default swaps [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	78
Total Returns Swap [Member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	16,000	5,610
Total Returns Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maximum potential amount of future payments	R$ 16,000	R$ 5,610